Interim Unaudited Condensed Consolidated Statements of Comprehensive Income		6 Months Ended
		Jun. 30, 2025 MYR (RM) RM / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 MYR (RM) RM / shares shares	Jun. 30, 2024 USD ($) $ / shares shares
Profit or loss [abstract]
Revenue		RM 78,963,971	$ 18,744,266	RM 61,483,330	$ 13,033,862
Revenue – related party				3,268,262	692,839
Total revenue		78,963,971	18,744,266	64,751,592	13,726,701
Other income		1,714,372	406,953	491,401	104,172
Cost of services		(15,431,359)	(3,663,057)	(3,981,563)	(844,052)
Depreciation of property and equipment and right-of-use assets		(871,637)	(206,907)	(510,568)	(108,235)
Amortization of intangibles assets		(995,845)	(236,391)
Directors’ fees		(14,748,787)	(3,501,030)	(10,672,584)	(2,262,483)
Employee benefits expenses		(11,010,726)	(2,613,698)	(7,705,426)	(1,633,475)
Provision for allowance for expected credit losses on trade and other receivables		(3,377,614)	(801,769)	(368,459)	(78,110)
Provision for allowance for expected credit losses on loan receivables		(117,029)	(27,780)
Rental expenses		(200,895)	(47,688)	(269,160)	(57,059)
Legal and professional fees		(4,469,259)	(1,060,901)	(3,531,157)	(748,571)
Finance cost		(50,012)	(11,872)	(28,786)	(6,102)
Other operating expenses		(9,760,217)	(2,316,855)	(11,935,191)	(2,530,143)
Profit before income tax		19,644,963	4,663,271	26,240,099	5,562,643
Income tax expense				(826,402)	(175,189)
Profit for the period		19,644,963	4,663,271	25,413,697	5,387,454
Other comprehensive income/(loss):
Currency translation arising from consolidation		(18,313,612)	(4,347,239)
Fair value adjustment on financial assets measured at fair value through other comprehensive income		(624,937)	(148,346)	(5,536,577)	(1,173,700)
Transfer upon disposal of equity instruments		(1,420,098)	(337,099)	(7,018,825)	(1,487,922)
Total comprehensive (loss)/income for the period		(713,684)	(169,412)	12,858,295	2,725,832
Profit attributable to:
Equity owners of the Company		19,645,173	4,663,321	27,909,404	5,916,519
Non-controlling interests		(210)	(50)	(2,495,707)	(529,065)
Total		19,644,963	4,663,271	25,413,697	5,387,454
Total comprehensive income attributable to:
Equity owners of the Company		(713,474)	(169,362)	15,354,002	3,254,897
Non-controlling interests		(210)	(50)	(2,495,707)	(529,065)
Total comprehensive income		RM (713,684)	$ (169,412)	RM 12,858,295	$ 2,725,832
Earnings per share - Basic (in Ringgits per share and Dollars per share) | (per share)		RM 212.4	$ 50.42	RM 1,190.5	$ 252.38
Earnings Per Share - Diluted (in Ringgits per share and Dollars per share) | (per share)		RM 212.4	$ 50.42	RM 1,190.5	$ 252.38
Weighted average number of ordinary shares used in computing earnings – basic (in Shares)	[1]	92,488	92,488	21,347	21,347
Weighted average number of ordinary shares used in computing earnings – diluted (in Shares)	[1]	92,488	92,488	21,347	21,347

[1]	Giving retroactive effect to 1 to 49 reverse share split effected on November 5, 2024, 1 to 20 reverse share split effected on April 3, 2025, and 1 to 30 reverse share split effected on September 16, 2025.